Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 701,729	$ 710,441	$ 2,037,059	$ 2,080,430
Top client
Disaggregation of Revenue [Line Items]
Revenue	87,231	80,857	233,930	270,416
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	182,229	176,598	568,573	512,883
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	89,062	91,134	249,807	247,309
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	118,156	134,111	344,463	399,877
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 225,051	$ 227,741	$ 640,286	$ 649,945